Asset impairment	12 Months Ended
Dec. 31, 2023
Asset Impairment Charges [Abstract]
Asset impairment	Asset impairment
During the year ended December 31, 2023, we recognized impairment charges of $87 million related to sales transactions, lease amendments or lease terminations which were partially offset by maintenance revenue recognized where we retained maintenance-related balances or received EOL compensation.
During the year ended December 31, 2022, we recognized impairment charges of $97 million related to sales transactions, lease amendments where we retained maintenance reserve balances or lease terminations, which were partially offset by maintenance revenue recognized when we retained maintenance-related balances or received EOL compensation. We also recognized write-offs of $2.9 billion and impairments of $295 million of flight equipment related to the Ukraine Conflict. Please refer to Note 25—Net charges related to Ukraine Conflict.
During the year ended December 31, 2021, we recognized impairment charges of $128 million related to sales transactions and lease terminations, which were more than offset by maintenance revenue recognized when we retained maintenance-related balances or received EOL compensation.